Ordinary Shares	12 Months Ended
Dec. 31, 2024
Ordinary Shares
Ordinary Shares

17. Ordinary Shares

As at December 31, 2024, the Company is authorized to issue 1,500,000,000 ordinary shares.

Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company.